Warrants (Schedule of Warrant Activity) (Details) (USD $)	0 Months Ended	3 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2013
Number of Warrants
Warrants exercisable	227,433	227,433
Weighted average exercise price
Remaining contractual life		4 years 7 months 3 days
Intrinsic value of warrants outstanding	$ 636,338	$ 636,338
Warrant [Member]
Number of Warrants
Outstanding at beginning of period		454,863	454,863
Warrants granted
Outstanding at end of period	454,863	454,863
Warrants exercisable		454,873
Weighted average exercise price	$ 0.98	$ 0.98
Remaining contractual life	4 years 9 months 7 days	4 years 7 months 3 days
Intrinsic value of warrants outstanding	$ 49,277	$ 54,584